STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Jul. 31, 2023	Oct. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

Common Shares

On October 17, 2022, the Company issued 1,100,000 restricted shares to two of its executives pursuant to the Plan (see Note 6). As the Plan was not adopted until October 17, 2022 (see Note 7), these shares were recorded as of that date at a fair value of $0.29 per share; such value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability. As of October 31, 2022, the Company recorded 1,100,000 restricted shares at a fair value of $323,400 and for the three and nine months ended July 31, 2023, the Company recognized stock-based compensation of $40,757 and $120,943, respectively, within general and administrative expenses on the income statement, with unrecognized expense of $196,255.

In December 2022, the Company entered into subscription agreements with two accredited investors for the aggregate issuance of 400,000 common shares for aggregate gross cash proceeds of $400,000. The common shares are $0.0001 par value and have a purchase price of $1.00 per share.

In April 2023, the Company consummated its IPO and sold 2,000,000 shares of common stock at a public offering price of $3.00 per share for gross proceeds of $6,000,000.

On April 20, 2023, the Company issued 12,500 shares of common stock at a fair value of $2.00 per share to consultants in exchange for services rendered; the aggregate amount of $25,000 was recorded as stock-based compensation as of the end of the period.

On May 1, 2023, the Company issued 700,000 restricted shares to six of its employees pursuant to the Plan (see Note 6); the shares were recorded at a fair value of $2.15 per share for an aggregate grand date fair value of $1,505,000. As of July 31, 2023, the Company has recorded stock-based compensation expense of $226,242 for these shares as of the end of the period.

On May 2, 2023, June 23, 2023 and July 11, 2023, the Company issued 25,000, 100,000 and 100,000 shares of common stock, par value of $0.0001, respectively, at a fair value of $2.10, $0.88 and $1.21, respectively, to consultants in exchange for services rendered; the aggregate amounts of $52,500, $88,000 and $121,000, respectively, were recorded as stock-based compensation as of the end of the period.

On June 30, 2023, the Company issued 48,000 shares of common stock, par value of $0.0001, at a fair value of $1.67 to Marcum, LLP for an aggregate amount of $80,159 for partial satisfaction of an account payable.

On June 30, 2023, the Company issued a Form S-1/A, which registered for resale (i) up to 3,149,314 shares of common stock, par value $0.0001 per share which the selling stockholders may acquire upon the exercise of outstanding common warrants and (ii) up to 500,000 shares of common stock, which the selling stockholders may acquire upon the exercise of outstanding pre-funded warrants. Such warrants were issued to the selling stockholders in connection with securities purchase agreements entered into on January 28, 2022 and September 20, 2022. The Company recorded 699,848 shares of common stock that are not exercised but registered in accordance with their common warrant agreements and 500,000 shares of common stock that are not exercised but registered in accordance with their pre-funded warrant agreements upon the filing of this Form S-1/A.

On July 20, 2023, the Company issued 200,000 restricted shares pursuant to the Plan to Mr. Ingriselli (see Note 6) at a fair value of $1.07 per share for an aggregate fair value of $213,000. The shares vested fully on July 24, 2023 and the Company recognized stock-based compensation for the full value of the shares as of the end of the period.

Warrants

SPA with GPL Warrants

In January 2022, the Company entered into a SPA with GPL, which has warrants attached that are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes. The Company determined the warrants are equity classified and used a third party to perform a valuation to estimate their fair market value at January 28, 2022, which was $994,091. The factors used to determine their fair value were a term of 3 years, volatility of 92%, a share price based on comparable companies and an exercise price of 50% of the stock price upon the Company’s IPO.

Upon consummation of the IPO, the Company issued an aggregate of 2,519,451 warrants to the GPL investors at an exercise price of $1.03 and an expiration date of 3 years from the date of the IPO; on July 10, 2023, the Company entered into amendments to the warrant agreements with five of the six investors, whereby i) the exercise price was reduced from $1.03 to $0.80 and ii) the number of warrants was increased by a factor of 1.25 or 489,893 warrants in order to induce full, immediate exercise. Accordingly, 2,449,466 warrants (original number of warrants was 1,959,573) were exercised at an exercise price of $0.80 per share for aggregate proceeds (net of equity issuance costs of $146,938) of $1,812,635. The shares issued for the exercise of these warrants were registered for resale as part of the Form S-1/A filed on June 30, 2023. The Company accounted for the amendments as warrant modifications, whereby the effect of the modifications is measured as the difference in relative fair value immediately before the modification and after the modification; and any increase to the relative fair value is recognized as equity issuance costs.

To assess for the change in relative fair value, the Company performed a Black Scholes Option Model calculation to quantify the fair value of 1,959,573 common warrants under their original terms as of the modification date using the following assumptions: a share price of $1.43, an exercise price of $1.03, an expected term of 3.0 years, volatility of 136%, a dividend rate of 0% and a discount rate of 4.54. The Company then performed a Black Scholes Option Model calculation to quantify the fair value of 2,449,466 common warrants with their new modified terms as of the modification date using the following assumptions: a share price of $1.53, an exercise price of $0.80, an expected term of 3.0 years, volatility of 136%, a dividend rate of 0% and a discount rate of 4.54. The aggregate difference of approximately $0.3 million between the two calculated amounts was recorded as an equity issuance cost within equity during the period to account for the change in relative fair value.

Other Warrants

In December 2022, the Company entered into subscription agreements with two accredited investors for the aggregate issuance of 400,000 common shares, as well as warrants to purchase additional shares up to the initial subscription amount; the warrants are exercisable for two years and have an exercise price equal to fifty percent of the price per share the Company sells its common shares in its IPO. The warrants were determined to be equity classified and were recorded at fair value in additional paid-in capital on the balance sheet for the period. Their fair value was based on the price the third-party investors paid for the original subscription agreements described above.

The Company also issued warrants to purchase 100,000 shares of common stock to the underwriters at an exercise price of $3.30 per share (110% of public offering price).

A summary of the warrant activity during the three and nine months ended July 31, 2023 is presented below:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, May 1, 2023	3,419,451	$1.00	2.8	$-
Issued	489,893	0.80	2.7	-
Exercised	(2,449,466)	0.98	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, July 31, 2023	1,459,878	$1.03	3.0	$318,000

Exercisable, July 31, 2023	1,459,878	$1.03	3.0	$318,000

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, November 1, 2022	-	$-	-	$-
Issued	3,909,344	1.00	3.1	-
Exercised	(2,449,466)	0.98	-	-
Cancelled	-	-	-	-
Expired	-	-	-	-
Outstanding, July 31, 2023	1,459,878	$1.03	3.0	$318,000

Exercisable, July 31, 2023	1,459,878	$1.03	3.0	$318,000

A summary of outstanding and exercisable warrants as of July 31, 2023 is presented below:

Warrants Outstanding		Warrants Exercisable
		Weighted
		Average
Exercise	Number of	Remaining	Number of
Price	Shares	Life in Years	Shares
$0.01	400,000	4.7	400,000
$1.50	400,000	1.4	400,000
$3.30	100,000	4.7	100,000
$1.03	559,878	2.7	559,878
	1,459,878	3.0	1,459,878

NOTE 9 – STOCKHOLDERS’ EQUITY

Common Shares

The Company is authorized to issue an aggregate of 500,000,000 shares. The authorized capital stock is divided into: (i) 490,000,000 shares of common stock having a par value of $0.0001 per share and (ii) 10,000,000 shares of preferred stock having a par value of $0.0001 per share.

As of October 31, 2022, the Company has issued 5,530,000 shares to its founders at par value. As of October 31, 2022, the Company has yet to receive a portion of these proceeds and $10 is recorded as a subscription receivable.

On September 14, 2021, the Company issued 4,900,000 shares of the Company’s common stock as part of the consideration for the SSP assets. The shares were issued at cost of $0.70 per share, based on the fair value of the consideration paid (see Note 1 and Note 4).

During September 2021, the Company sold 577,800 shares to various accredited investors for $1.00 per share in exchange for aggregate cash proceeds of $577,800.

Beginning in October 2021, the Company entered into various subscription agreements in connection with a private offering of shares of the Company’s common stock at a price of $2.00 per share. The Company has issued a total of 65,000 shares for aggregate cash proceeds of $130,000; as of October 31, 2022, the Company has yet to receive a portion of these proceeds and $10,000 is recorded as a subscription receivable.

On April 28, 2022, the Company issued 4,500,000 shares of its $0.0001 par common stock at a price of $0.29 per share for a total aggregate fair value of $1,322,933 to GenCap as default shares in connection with the SPA (see Note 3, Note 6 and Note 8).

On July 11, 2022, the Company issued 60,000 shares of its $0.0001 par common stock to each of its five outside Directors for a total aggregate amount of 300,000 shares. The shares, or RSUs, vest in full upon the six-month anniversary of the IPO, subject to the directors’ continued service on the vesting date; upon issuance, the shares will be fully paid and non-assessable. The RSUs were recorded at a fair value of $0.29 per share for a total value of $88,200. The Company will begin to recognize stock-based compensation expense for the RSUs upon successful completion of its IPO.

On October 17, 2022, the Company issued 1,100,000 restricted shares to two of its executives pursuant to the Plan (see Note 5). As the Plan was not adopted until October 17, 2022 (see Note 6), these shares will be recorded as of that date at a fair value of $0.29 per share; such value was calculated via a third-party valuation performed using income and market methods, as well as a discounted cash flow method, with the terminal value using a market multiples method, adjusted for a lack of marketability. As of October 31, 2022, the Company recorded 1,100,000 restricted shares at a fair value of $323,400 and stock-based compensation expense of $6,202, with unrecognized expense of $317,198.

Warrants

In January 2022, the Company entered into a SPA with GenCap, which has warrants attached that are exercisable into up to 50% of the number of shares of common stock issued upon full conversion of the Notes. The Company determined the warrants are equity classified and used a third party to perform a valuation to estimate their fair market value at January 28, 2022, which was $994,091. The factors used to determine their fair value were a term of 3 years, volatility of 92%, a share price based on comparable companies and an exercise price of 50% of the stock price upon the Company’s IPO. See Note 10 for further information regarding this SPA.